Cash	12 Months Ended
Dec. 31, 2019
Cash [abstract]
Cash	NOTE 3 – Cash

	December 31, 2019	December 31, 2018
	$	$
Cash at financial institutions	7,183,016	18,224,563
Cash held in lawyers’ trust account	77,556	109,169

	7,260,572	18,333,732